ELECTRICITY CONCESSIONS AND AUTHORIZATIONS - Electricity Transmission Concessions - SPEs (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$) item km
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle	R$ 17,573,505
062/2001
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	64
Transmission lines (in kilometers) | km	8,650
RAP Cycle	R$ 6,519,001
061/2001
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	112
Transmission lines (in kilometers) | km	19,236
RAP Cycle	R$ 4,596,017
058/2001
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	48
Transmission lines (in kilometers) | km	19,790
RAP Cycle	R$ 2,307,827
057/2001
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	58
Transmission lines (in kilometers) | km	8,691
RAP Cycle	R$ 1,132,876
012/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	111
RAP Cycle	R$ 319,447
034/2001
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	665
RAP Cycle	R$ 252,282
020/2012
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	5
Transmission lines (in kilometers) | km	473
RAP Cycle	R$ 165,939
010/2005
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	4
Transmission lines (in kilometers) | km	376
RAP Cycle	R$ 152,158
021/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	7
Transmission lines (in kilometers) | km	986
RAP Cycle	R$ 103,047
010/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	44
RAP Cycle	R$ 100,874
004/2012
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	6
Transmission lines (in kilometers) | km	783
RAP Cycle	R$ 97,644
008/2011
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	5
Transmission lines (in kilometers) | km	286
RAP Cycle	R$ 93,599
004/2004
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	3
Transmission lines (in kilometers) | km	372
RAP Cycle	R$ 83,360
019/2012
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	3
Transmission lines (in kilometers) | km	60
RAP Cycle	R$ 63,845
022/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	3
Transmission lines (in kilometers) | km	547
RAP Cycle	R$ 55,534
004/2013
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	297
RAP Cycle	R$ 54,635
004/2010
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	4
Transmission lines (in kilometers) | km	34
RAP Cycle	R$ 51,547
014/2013
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	1
Transmission lines (in kilometers) | km	147
RAP Cycle	R$ 50,535
017/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	5
Transmission lines (in kilometers) | km	96
RAP Cycle	R$ 44,506
006/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	3
Transmission lines (in kilometers) | km	49
RAP Cycle	R$ 33,014
019/2010
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	7
Transmission lines (in kilometers) | km	321
RAP Cycle	R$ 31,926
001/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	95
RAP Cycle	R$ 31,652
006/2005
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	90
RAP Cycle	R$ 31,389
007/2005
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	208
RAP Cycle	R$ 30,881
007/2014
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	6
Transmission lines (in kilometers) | km	275
RAP Cycle	R$ 30,545
011/2010
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	4
RAP Cycle	R$ 30,128
005/2006
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	257
RAP Cycle	R$ 30,091
005/2012
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	4
Transmission lines (in kilometers) | km	42
RAP Cycle	R$ 29,112
007/2006
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	3
Transmission lines (in kilometers) | km	71
RAP Cycle	R$ 27,617
016/2012
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	1
RAP Cycle	R$ 23,901
002/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	1
RAP Cycle	R$ 22,674
010/2007
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	95
RAP Cycle	R$ 22,377
018/2012
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	6
Transmission lines (in kilometers) | km	208
RAP Cycle	R$ 21,781
010/2011
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	3
Transmission lines (in kilometers) | km	65
RAP Cycle	R$ 20,147
017/2011
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	46
RAP Cycle	R$ 18,525
012/2007
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	4
Transmission lines (in kilometers) | km	316
RAP Cycle	R$ 17,415
028/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	3
Transmission lines (in kilometers) | km	187
RAP Cycle	R$ 17,249
017/2012
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
RAP Cycle	R$ 16,751
007/2010
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	1
RAP Cycle	R$ 16,089
013/2010
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	1
RAP Cycle	R$ 15,825
003/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	180
RAP Cycle	R$ 15,165
007/2008
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	36
RAP Cycle	R$ 14,932
014/2012
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	30
RAP Cycle	R$ 14,611
002/2011
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	3
Transmission lines (in kilometers) | km	231
RAP Cycle	R$ 14,492
020/2010
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	115
RAP Cycle	R$ 13,984
009/2011
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	64
RAP Cycle	R$ 12,606
006/2010
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	95
RAP Cycle	R$ 12,149
014/2008
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	145
RAP Cycle	R$ 11,878
021/2010
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	91
RAP Cycle	R$ 11,392
018/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	145
RAP Cycle	R$ 11,082
004/2011
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	1
RAP Cycle	R$ 9,487
014/2010
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	1
RAP Cycle	R$ 9,155
012/2011
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
RAP Cycle	R$ 9,121
004/2008
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	238
RAP Cycle	R$ 9,024
008/2005
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	120
RAP Cycle	R$ 8,266
009/2010
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	59
RAP Cycle	R$ 7,964
005/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	1
RAP Cycle	R$ 7,769
005/2008
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	3
Transmission lines (in kilometers) | km	110
RAP Cycle	R$ 6,955
014/2011
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	51
RAP Cycle	R$ 6,020
012/2010
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	3
Transmission lines (in kilometers) | km	37
RAP Cycle	R$ 5,592
008/2014
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	1
RAP Cycle	R$ 4,670
013/2011
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	1
RAP Cycle	R$ 2,916
012/2024
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	1
RAP Cycle	R$ 11,638
006/2024
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	1
RAP Cycle	R$ 114,490
008/2024
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	1
RAP Cycle	R$ 302,000
004/2024
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	1
RAP Cycle	R$ 162,385
III - Electricity transmission concessions - SPEs
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle	2,696,993
Belo Monte Transmissora de Energia SPE S.A. - BMTE
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle	R$ 819,396
Electric power transmission lines, Percentage	49.00%
Interligao Eltrica do Madeira S.A. - IE Madeira [Member]
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle	R$ 387,739
Electric power transmission lines, Percentage	49.00%
Interligao Eltrica do Madeira S.A.
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle	R$ 334,558
Mata de Santa Genebra Transmisso S.A
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle	R$ 321,600
Electric power transmission lines, Percentage	49.90%
Paranaiba Transmissora de Energia S.A.
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle	R$ 194,642
Electric power transmission lines, Percentage	24.50%
Sistema de Transmisso Nordeste S.A. - STN [Member]
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle	R$ 171,481
Electric power transmission lines, Percentage	49.00%
Interligao Eltrica Garanhuns S.A. – IE Garanhuns
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle	R$ 149,883
Electric power transmission lines, Percentage	49.00%
Goias Transmissao S.A.
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle	R$ 91,777
Electric power transmission lines, Percentage	49.00%
Transenergia Renovavle S.A.
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle	R$ 77,895
Electric power transmission lines, Percentage	49.00%
MGE Transmissao S.A.
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle	R$ 67,604
Electric power transmission lines, Percentage	49.00%
Triangulo Mineiro Transmissora S.A.
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Electric power transmission lines, Percentage	49.00%
Transenergia So Paulo S.A. [Member]
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle	R$ 27,503
Electric power transmission lines, Percentage	50.38%
Luziania-Niquelandia Transmissora S.A.
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle	R$ 23,364
Electric power transmission lines, Percentage	49.00%
Transnorte Energia S.A.
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle	R$ 16,815
Caldas Novas Transmisso S.A.
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle	R$ 7,114
Electric power transmission lines, Percentage	49.90%
Lago Azul Transmisso S.A.
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle	R$ 5,621
Electric power transmission lines, Percentage	49.90%